VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 3.8%
BeiGene Ltd. (ADR) *	63,816	$21,901,013
Germany: 4.1%
BioNTech SE (ADR) *	104,403	23,373,744
Switzerland: 2.9%
CRISPR Therapeutics AG (USD) * †	104,159	16,862,300
United States: 89.2%
10X Genomics, Inc. *	84,483	16,543,461
Alexion Pharmaceuticals, Inc. *	156,344	28,721,956
Alnylam Pharmaceuticals, Inc. *	120,622	20,447,841
Amgen, Inc.	206,998	50,455,763
Biogen, Inc. *	68,840	23,837,227
BioMarin Pharmaceutical, Inc. *	173,374	14,466,327
Charles River Laboratories International, Inc. *	72,001	26,634,610
Exact Sciences Corp. * †	211,513	26,293,181
Gilead Sciences, Inc.	451,851	31,114,460
Guardant Health, Inc. *	156,632	19,452,128
Illumina, Inc. *	64,557	30,549,018
Incyte Corp. *	200,132	16,837,105
Ionis Pharmaceuticals, Inc. *	147,383	5,879,108
IQVIA Holdings, Inc. *	117,026	28,357,740
Moderna, Inc. *	144,661	33,992,442
Neurocrine Biosciences, Inc. *	106,174	10,332,854
Novavax, Inc. *	110,465	23,452,824
QIAGEN NV * †	349,368	16,902,424
Quidel Corp. * †	47,784	6,122,086
Regeneron Pharmaceuticals, Inc. *	53,682	29,983,544
Seagen, Inc. *	162,044	25,583,507
Vertex Pharmaceuticals, Inc. *	131,175	26,448,815
		512,408,421
Total Common Stocks (Cost: $462,117,356)		574,545,478
Total Investments: 100.0% (Cost: $462,117,356)		574,545,478
Liabilities in excess of other assets: 0.0%		(189,548)
NET ASSETS: 100.0%		$574,355,930

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $32,935,048.

Summary of Investments by Sector	% of Investments	Value
Biotechnology	74.9%	$429,984,011
Health Care Services	3.4	19,452,128
Health Care Supplies	1.1	6,122,086
Life Sciences Tools & Services	20.6	118,987,253
	100.0%	$574,545,478

VANECK VECTORS DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.5%
Banks: 6.0%
Silvergate Capital Corp. *	17,657	$2,000,891
Diversified Financials: 17.4%
Bitcoin Group SE # *	2,811	135,531
Coinbase Global, Inc. *	11,147	2,823,536
Coinshares International Ltd. (SEK) # *	59,864	628,997
Diginex Ltd. (USD) * †	94,411	618,392
Galaxy Digital Holdings Ltd. (CAD) *	82,232	1,543,303
		5,749,759
Media & Entertainment: 3.0%
BC Technology Group Ltd. (HKD) # *	413,000	982,193
Retailing: 1.3%
Future FinTech Group, Inc. (USD) *	136,623	430,362
Semiconductors & Semiconductor Equipment: 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,775	1,535,044
Software & Services: 58.7%
Argo Blockchain Plc # * †	663,973	1,115,730
BIGG Digital Assets, Inc. # *	432,475	548,321
Bit Digital, Inc. * †	106,968	731,661
Bitfarms Ltd. *	302,712	1,185,620
DMG Blockchain Solutions, Inc. *	474,152	302,495
Hive Blockchain Technologies Ltd. *	514,296	1,470,248
Hut 8 Mining Corp. *	247,388	1,072,820
Marathon Digital Holdings, Inc. *	83,701	2,625,700
MicroStrategy, Inc. * †	3,046	2,024,067
Northern Data AG *	14,466	1,399,867
Riot Blockchain, Inc. *	54,731	2,061,717
Square, Inc. *	11,895	2,900,002
Voyager Digital Ltd. (CAD) *	118,551	2,026,750
		19,464,998
Technology Hardware & Equipment: 8.5%
Canaan, Inc. (ADR) * †	152,374	1,241,848
Ebang International Holdings, Inc. (USD) *	371,134	1,143,093
Huobi Technology Holdings, Ltd. # * †	259,500	468,765
		2,853,706
Total Common Stocks (Cost: $36,647,384)		33,016,953
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $273,235)
Money Market Fund: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	273,235	273,235
Total Investments: 100.3% (Cost: $36,920,619)		33,290,188
Liabilities in excess of other assets: (0.3)%		(115,133)
NET ASSETS: 100.0%		$33,175,055

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
SEK	Sweden Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,879,537 which represents 11.7% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $4,640,946.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.0%	$982,193
Consumer Discretionary	1.3	430,363
Financials	23.5	7,750,648
Information Technology	72.2	23,853,749
	100.0%	$33,016,953

VANECK VECTORS ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 75.9%
Energy: 73.7%
Antero Midstream Corp.	72,313	$751,332
Cheniere Energy, Inc. *	16,761	1,453,849
CNX Resources Corp. *	32,050	437,803
Enbridge, Inc. (USD)	54,080	2,165,363
EnLink Midstream LLC	52,241	333,820
Equitrans Midstream Corp.	80,077	681,455
Gibson Energy, Inc.	33,283	637,683
Inter Pipeline Ltd.	72,412	1,177,075
Keyera Corp.	42,251	1,135,351
Kinder Morgan, Inc.	99,943	1,821,961
New Fortress Energy, Inc.	8,118	307,510
ONEOK, Inc.	29,414	1,636,595
Pembina Pipeline Corp. (USD)	41,578	1,320,933
Plains GP Holdings LP	43,016	513,611
Targa Resources Corp.	26,760	1,189,482
TC Energy Corp. (USD)	40,420	2,001,598
Williams Cos, Inc.	62,122	1,649,339
		19,214,760
Transportation: 2.2%
Macquarie Infrastructure Corp. *	14,989	573,629
Total Common Stocks (Cost: $18,254,858)		19,788,389
MASTER LIMITED PARTNERSHIPS: 24.1%
Energy: 24.1%
Cheniere Energy Partners LP	3,793	167,992
Crestwood Equity Partners LP	5,170	154,996
DCP Midstream LP	7,756	238,032
Energy Transfer LP	111,298	1,183,098
Enterprise Products Partners LP	48,782	1,177,110
Magellan Midstream Partners LP	21,871	1,069,711
MPLX LP	31,262	925,668
NuStar Energy LP	6,866	123,931
Phillips 66 Partners LP	5,815	229,460
Plains All American Pipeline LP	41,730	474,053
Shell Midstream Partners LP	11,942	176,383
Western Midstream Partners LP	16,184	346,661
Total Master Limited Partnerships (Cost: $5,884,838)		6,267,095
Total Investments: 100.0% (Cost: $24,139,696)		26,055,484
Liabilities in excess of other assets: 0.0%		(366)
NET ASSETS: 100.0%		$26,055,118

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	97.8%	$25,481,855
Industrials	2.2	573,629
	100.0%	$26,055,484

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 5.5%
GFL Environmental, Inc. (USD)	65,755	$2,098,900
Loop Industries, Inc. (USD) * †	103,394	1,274,848
		3,373,748
United States: 94.5%
ABM Industries, Inc.	44,933	1,992,778
Advanced Emissions Solutions, Inc. *	170,036	1,259,967
Casella Waste Systems, Inc. *	31,811	2,017,772
Clean Harbors, Inc. *	22,931	2,135,794
Covanta Holding Corp.	119,471	2,103,884
Darling Ingredients, Inc. *	31,092	2,098,710
Donaldson Co., Inc.	33,387	2,121,076
Ecolab, Inc.	29,321	6,039,246
Energy Recovery, Inc. *	98,982	2,254,810
Evoqua Water Technologies Corp. *	62,774	2,120,506
Heritage-Crystal Clean, Inc. *	41,645	1,236,023
PureCycle Technologies, Inc. *	91,429	2,162,296
Republic Services, Inc.	56,590	6,225,466
Schnitzer Steel Industries, Inc.	41,986	2,059,413
Sharps Compliance Corp. *	111,254	1,145,916
Stericycle, Inc. *	28,572	2,044,327
STERIS Plc	10,230	2,110,449
Tennant Co.	25,434	2,030,905
Tetra Tech, Inc.	16,759	2,045,268
US Ecology, Inc. *	32,844	1,232,307
Waste Connections, Inc.	51,176	6,111,950
Waste Management, Inc.	44,126	6,182,494
		58,731,357
Total Common Stocks (Cost: $51,783,138)		62,105,105
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $1,389,727)
Money Market Fund: 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	1,389,727	1,389,727
Total Investments: 102.2% (Cost: $53,172,865)		63,494,832
Liabilities in excess of other assets: (2.2)%		(1,359,343)
NET ASSETS: 100.0%		$62,135,489

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,560,152.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	3.4%	$2,098,710
Health Care	5.3	3,256,365
Industrials	70.7	43,954,260
Materials	20.6	12,795,770
	100.0%	$62,105,105

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 10.6%
Aristocrat Leisure Ltd. #	282,000	$9,113,382
Crown Resorts Ltd. # *	184,593	1,649,425
Star Entertainment Group Ltd. # *	472,901	1,308,519
Tabcorp Holdings Ltd. #	1,076,643	4,181,775
		16,253,101
Cambodia: 0.6%
NagaCorp Ltd. (HKD) #	946,000	912,145
France: 2.2%
La Francaise des Jeux SAEM 144A #	57,854	3,403,265
Greece: 1.2%
OPAP SA #	117,892	1,778,298
Hong Kong: 1.4%
Melco International Development Ltd. # *	274,000	502,376
Melco Resorts & Entertainment Ltd. (ADR) *	95,706	1,585,848
		2,088,224
Ireland: 7.7%
Flutter Entertainment Plc # *	65,432	11,866,043
Italy: 0.8%
International Game Technology Plc (USD) * †	54,605	1,308,336
Japan: 0.8%
Heiwa Corp. #	33,900	600,793
Sankyo Co. Ltd. #	26,879	687,986
		1,288,779
Macao: 7.1%
Galaxy Entertainment Group Ltd. (HKD) # *	1,199,240	9,587,310
SJM Holdings Ltd. (HKD) # *	1,273,000	1,389,294
		10,976,604
Malaysia: 3.2%
Genting Bhd	1,329,700	1,579,049
Genting Malaysia Bhd #	1,746,798	1,166,044
Genting Singapore Ltd. (SGD) #	3,435,000	2,140,356
		4,885,449
Malta: 1.2%
Kindred Group Plc (SEK) (NYS)	115,706	1,816,509
New Zealand: 0.5%
SkyCity Entertainment Group Ltd. # *	308,544	756,873
South Korea: 1.2%
Kangwon Land, Inc. # *	76,464	1,825,477
Sweden: 6.9%
Evolution AB 144A #	67,061	10,615,224
United Kingdom: 4.7%
Entain Plc # *	266,006	6,419,070
Playtech Plc *	131,766	773,984
		7,193,054
United States: 50.0%
Boyd Gaming Corp. *	31,911	1,962,207
Caesars Entertainment, Inc. *	65,663	6,812,536
Churchill Downs, Inc.	14,702	2,914,819
DraftKings, Inc. * †	207,788	10,840,300
Gaming and Leisure Properties, Inc.	94,481	4,377,305
Las Vegas Sands Corp. *	190,807	10,053,621
MGM China Holdings Ltd. (HKD) # * †	322,500	488,016
MGM Growth Properties LLC	64,115	2,347,891
MGM Resorts International	185,714	7,920,702
Penn National Gaming, Inc. *	54,935	4,201,978
Sands China Ltd. (HKD) # *	1,471,200	6,191,277
Scientific Games Corp. *	38,995	3,019,773
Skillz, Inc. * †	126,738	2,752,749
VICI Properties, Inc. †	217,972	6,761,492
Wynn Macau Ltd. (HKD) # *	599,200	942,292
Wynn Resorts Ltd. *	43,438	5,312,467
		76,899,425
Total Common Stocks (Cost: $133,906,798)		153,866,806
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1% (Cost: $3,307,016)
Money Market Fund: 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio	3,307,016	3,307,016
Total Investments: 102.2% (Cost: $137,213,814)		157,173,822
Liabilities in excess of other assets: (2.2)%		(3,318,516)
NET ASSETS: 100.0%		$153,855,306

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NYS	New York Registry Shares Depositary Receipt
SEK	Sweden Krona
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $77,525,240 which represents 50.4% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,814,798.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $14,018,489, or 9.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.8%	$2,752,749
Consumer Discretionary	89.4	137,627,370
Real Estate	8.8	13,486,687
	100.0%	$153,866,806

VANECK VECTORS INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.8% (a)
Energy Select Sector SPDR Fund †	10,087	$543,387
First Trust NASDAQ Clean Edge Green Energy Index Fund	2,166	149,909
Global X US Infrastructure Development	25,020	644,265
Grayscale Bitcoin Trust BTC	7,821	233,144
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	118,596	2,382,594
Invesco Solar ETF	1,685	150,521
iShares Global Infrastructure ETF †	11,559	524,547
iShares Gold Trust	6,950	234,285
iShares MSCI Global Metals & Mining Producers ETF	8,215	371,030
Nuveen Short-Term REIT ETF #	4,006	136,036
SPDR Gold MiniShares Trust	13,318	234,530
VanEck Merk Gold Shares	39,937	687,715
VanEck Vectors Agribusiness ETF † ‡	6,522	594,024
VanEck Vectors Energy Income ETF ‡	12,508	699,822
VanEck Vectors Gold Miners ETF ‡	16,152	548,845
VanEck Vectors Low Carbon Energy ETF † ‡	1,852	298,413
VanEck Vectors Mortgage REIT Income ETF # ‡	6,882	136,608
VanEck Vectors Oil Services ETF ‡	1,847	404,363
VanEck Vectors Steel ETF † ‡	6,707	415,566
VanEck Vectors Unconventional Oil & Gas ETF ‡	3,560	473,817
Vanguard Real Estate ETF	16,532	1,682,792
Total Closed-End Funds (Cost: $10,181,002)		11,546,213
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.6% (Cost: $412,156)
Money Market Fund: 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio	412,156	412,156
Total Investments: 103.4% (Cost: $10,593,158)		11,958,369
Liabilities in excess of other assets: (3.4)%		(390,477)
NET ASSETS: 100.0%		$11,567,892

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $922,250.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $272,644 which represents 2.4% of net assets.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	5.2%	$594,024
Diversified Commodities Futures	20.6	2,382,594
Energy	16.0	1,842,052
Financials	2.0	233,144
Global Metals and Mining	3.2	371,030
Gold Bullion	10.0	1,156,529
Gold Mining	4.8	548,845
Industrials	5.6	644,265
Oil Services	3.5	404,364
Real Estate Investment Trusts	16.9	1,955,436
Steel	3.6	415,566
Unconventional Oil & Gas	4.1	473,817
Utilities	4.5	524,547
	100.0%	$11,546,213

Transactions in securities of affiliates for the period ended June 30, 2021:

						Net Change in
						Unrealized
	Value		Sales	Realized Gain	Dividend	Appreciation	Value
	9/30/2020	Purchases	Proceeds	(Loss)	Income	(Depreciation)	6/30/2021
VanEck Vectors Agribusiness ETF	$659,441	$1,109,368	$(1,329,368)	$133,250	$10,276	$21,333	$594,024
VanEck Vectors Coal ETF	349,211	—	(391,053)	60,691	—	(18,849)	—
VanEck Vectors Energy Income ETF	404,867	850,887	(800,347)	77,890	21,162	166,525	699,822
VanEck Vectors Gold Miners ETF	473,870	886,342	(697,904)	(39,341)	3,812	(74,122)	548,845
VanEck Vectors Low Carbon Energy ETF	437,983	1,358,122	(1,482,789)	73,183	431	(88,086)	298,413
VanEck Vectors Mortgage REIT Income ETF	—	136,608	—	—	—	—	136,608
VanEck Vectors Oil Services ETF	244,277	531,472	(624,878)	121,686	5,579	131,806	404,363
VanEck Vectors Steel ETF	341,239	632,659	(745,416)	114,263	10,835	72,821	415,566
VanEck Vectors Unconventional Oil & Gas ETF	265,145	525,709	(638,648)	129,058	6,883	192,553	473,817
	$3,176,033	$6,031,167	$(6,710,403)	$670,680	$58,978	$403,981	$3,571,458

VANECK VECTORS LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND: 100.0% (a) (Cost: $24,155,175)
Vanguard S&P 500 ETF †	83,445	$32,837,276
Total Investments: 100.0% (Cost: $24,155,175)		32,837,276
Liabilities in excess of other assets: 0.0%		(5,835)
NET ASSETS: 100.0%		$32,831,441

Footnotes:

(a)	Underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $9,128,483.

Summary of Investments by Sector	% of Investments	Value
Exchanged Traded Fund	100.0%	$32,837,276

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Banks: 4.6%
JPMorgan Chase & Co.	14,374	$2,235,732
Capital Goods: 7.9%
3M Co.	4,700	933,561
Emerson Electric Co.	3,349	322,308
General Dynamics Corp.	1,515	285,214
Honeywell International, Inc.	3,085	676,695
Hubbell, Inc.	279	52,128
Johnson Controls International plc	3,188	218,793
L3Harris Technologies, Inc.	956	206,639
Lincoln Electric Holdings, Inc.	249	32,796
Lockheed Martin Corp.	1,847	698,813
MSC Industrial Direct Co., Inc.	392	35,174
Northrop Grumman Corp.	766	278,387
Rockwell Automation, Inc.	471	134,715
		3,875,223
Commercial & Professional Services: 0.2%
Republic Services, Inc.	930	102,309
Consumer Services: 3.6%
McDonald’s Corp.	4,527	1,045,692
Starbucks Corp.	4,780	534,452
Yum! Brands, Inc.	1,404	161,502
		1,741,646
Diversified Financials: 2.2%
BlackRock, Inc.	722	631,728
Cohen & Steers, Inc.	139	11,411
Federated Hermes, Inc.	830	28,145
Franklin Resources, Inc.	2,655	84,934
Janus Henderson Group Plc	2,015	78,202
T Rowe Price Group, Inc.	1,186	234,792
		1,069,212
Food & Staples Retailing: 1.7%
Walmart, Inc.	5,781	815,237
Food, Beverage & Tobacco: 17.2%
Altria Group, Inc.	33,509	1,597,709
Coca-Cola Co.	31,535	1,706,359
Conagra Brands, Inc.	3,302	120,127
General Mills, Inc.	5,342	325,488
Hershey Co.	788	137,254
J M Smucker Co.	863	111,819
Kellogg Co.	2,480	159,538
Mondelez International, Inc.	7,814	487,906
PepsiCo, Inc.	10,623	1,574,010
Philip Morris International, Inc.	21,737	2,154,354
		8,374,564
Health Care Equipment & Services: 1.9%
Medtronic Plc	6,612	820,748
Premier, Inc.	304	10,576
Quest Diagnostics, Inc.	660	87,100
		918,424
Household & Personal Products: 6.0%
Colgate-Palmolive Co.	5,086	413,746
Kimberly-Clark Corp.	2,771	370,704
Procter & Gamble Co.	15,737	2,123,394
		2,907,844
Insurance: 2.1%
Allstate Corp.	1,478	192,790
Chubb Ltd.	2,054	326,463
Marsh & McLennan Cos, Inc.	2,049	288,254
Travelers Cos, Inc.	1,406	210,492
		1,017,999
Materials: 1.5%
Air Products & Chemicals, Inc.	1,117	321,338
Amcor Plc	15,622	179,028
Newmont Corp.	3,665	232,288
Valvoline, Inc.	861	27,948
		760,602
Media & Entertainment: 2.2%
Comcast Corp.	18,817	1,072,945
Pharmaceuticals, Biotechnology & Life Sciences: 24.3%
AbbVie, Inc.	20,209	2,276,342
Amgen, Inc.	4,249	1,035,694
Bristol-Myers Squibb Co.	17,439	1,165,274
Gilead Sciences, Inc.	13,634	938,837
Johnson & Johnson	13,969	2,301,253
Merck & Co., Inc.	21,496	1,671,744
Pfizer, Inc.	62,240	2,437,318
		11,826,462
Semiconductors & Semiconductor Equipment: 0.8%
Analog Devices, Inc.	1,640	282,342
Maxim Integrated Products, Inc.	1,135	119,584
		401,926
Software & Services: 0.2%
Western Union Co.	3,848	88,389
Technology Hardware & Equipment: 3.5%
Cisco Systems, Inc.	32,209	1,707,077
Telecommunication Services: 9.1%
AT&T, Inc.	76,828	2,211,110
Cogent Communications Holdings, Inc.	483	37,138
Verizon Communications, Inc.	38,825	2,175,364
		4,423,612
Utilities: 10.7%
Alliant Energy Corp.	1,953	108,899
Ameren Corp.	1,660	132,866
American Electric Power Co., Inc.	4,503	380,909
Atmos Energy Corp.	852	81,886
Avangrid, Inc. (USD) †	525	27,001
Consolidated Edison, Inc.	3,818	273,827
Dominion Energy, Inc.	9,825	722,825
DTE Energy Co.	1,615	209,304
Duke Energy Corp.	7,961	785,910
Hawaiian Electric Industries, Inc.	950	40,166
NextEra Energy, Inc.	9,634	705,980
OGE Energy Corp.	2,515	84,630
Pinnacle West Capital Corp.	1,183	96,970
Portland General Electric Co.	784	36,127
PPL Corp.	11,881	332,312
Public Service Enterprise Group, Inc.	4,387	262,079
Southern Co.	11,550	698,890
WEC Energy Group, Inc.	2,378	211,523
		5,192,104
Total Common Stocks (Cost: $45,212,592)		48,531,307
Total Investments: 99.7% (Cost: $45,212,592)		48,531,307
Other assets less liabilities: 0.3%		148,623
NET ASSETS: 100.0%		$48,679,930

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $25,612.

Summary of Investments by Sector	% of Investments	Value
Communication Services	11.3%	$5,496,557
Consumer Discretionary	3.6	1,741,646
Consumer Staples	24.9	12,097,645
Financials	8.9	4,322,943
Health Care	26.3	12,744,886
Industrials	8.2	3,977,532
Information Technology	4.5	2,197,392
Materials	1.6	760,602
Utilities	10.7	5,192,104
	100.0%	$48,531,307

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Argentina: 1.2%
MercadoLibre, Inc. (USD) *	148	$230,553
Australia: 3.8%
Australia & New Zealand Banking Group Ltd. #	8,799	185,927
National Australia Bank Ltd. #	9,518	187,312
Westpac Banking Corp. #	19,063	369,297
		742,536
Belgium: 2.0%
Anheuser-Busch InBev SA/NV #	5,316	383,273
Canada: 4.0%
Royal Bank of Canada	3,837	389,153
Toronto-Dominion Bank	5,455	382,683
		771,836
China: 4.7%
Alibaba Group Holding Ltd. (HKD) # *	6,000	170,089
Tencent Holdings Ltd. (HKD) #	4,800	361,332
Yum China Holdings, Inc. (USD)	5,842	387,032
		918,453
Denmark: 1.0%
Novo Nordisk A/S #	2,353	196,988
France: 1.9%
Airbus SE # *	1,450	186,860
Safran SA #	1,286	178,498
		365,358
Germany: 2.9%
Deutsche Boerse AG #	1,114	194,469
GEA Group AG # *	9,350	378,911
		573,380
Japan: 2.4%
Hoshizaki Corp. #	1,900	161,563
Nabtesco Corp. # †	8,200	309,654
		471,217
Sweden: 2.0%
Elekta AB #	27,307	396,169
Switzerland: 3.9%
Julius Baer Group Ltd. #	5,687	371,798
Novartis AG #	2,110	192,675
Roche Holding AG #	547	206,331
		770,804
Taiwan: 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. #	18,000	387,685
United Kingdom: 5.8%
AstraZeneca Plc #	1,837	220,409
BAE Systems Plc #	25,898	186,889
Imperial Brands Plc #	8,537	183,835
Meggitt Plc # *	27,504	175,461
Reckitt Benckiser Group Plc #	2,069	182,552
Unilever Plc #	3,235	188,780
		1,137,926
United States: 62.4%
3M Co.	964	191,479
Adobe, Inc. *	410	240,112
Alphabet, Inc. *	171	417,546
Altria Group, Inc.	3,585	170,933
Amazon.com, Inc. *	118	405,939
Applied Materials, Inc.	1,578	224,707
Aspen Technology, Inc. *	1,414	194,482
Bank of New York Mellon Corp.	3,910	200,309
Berkshire Hathaway, Inc. *	1,399	388,810
Blackbaud, Inc. *	2,627	201,149
BlackRock, Inc.	248	216,993
Bristol-Myers Squibb Co.	5,878	392,768
Cheniere Energy, Inc. *	2,543	220,580
Comcast Corp.	3,474	198,088
Compass Minerals International, Inc.	5,692	337,308
Constellation Brands, Inc.	826	193,193
Corteva, Inc.	8,146	361,275
Emerson Electric Co.	4,044	389,195
Equifax, Inc.	1,040	249,090
Facebook, Inc. *	1,216	422,815
General Dynamics Corp.	1,020	192,025
Intel Corp.	2,842	159,550
Intercontinental Exchange, Inc.	1,763	209,268
Lam Research Corp.	334	217,334
Masco Corp.	6,507	383,327
McDonald’s Corp.	1,659	383,212
Medtronic Plc	3,141	389,892
Microchip Technology, Inc.	1,208	180,886
Microsoft Corp.	1,557	421,791
Pfizer, Inc.	5,100	199,716
Philip Morris International, Inc.	4,050	401,396
Polaris, Inc.	1,579	216,260
Roper Technologies, Inc.	892	419,418
Salesforce.com, Inc. *	1,682	410,862
ServiceNow, Inc. *	805	442,388
The Coca-Cola Co.	3,522	190,576
The Western Union Co.	15,176	348,593
Thermo Fisher Scientific, Inc.	436	219,949
Tyler Technologies, Inc. *	431	194,972
Veeva Systems, Inc. *	1,369	425,691
Wells Fargo & Co.	4,256	192,754
Zimmer Biomet Holdings, Inc.	2,367	380,661
		12,197,292
Total Common Stocks (Cost: $16,181,345)		19,543,470
Total Investments: 100.0% (Cost: $16,181,345)		19,543,470
Other assets less liabilities: 0.0%		3,101
NET ASSETS: 100.0%		$19,546,571

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,956,757 which represents 30.5% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $290,773.

Summary of Investments by Sector	% of Investments	Value
Communication Services	7.2%	$1,399,781
Consumer Discretionary	9.1	1,793,086
Consumer Staples	9.7	1,894,537
Energy	1.1	220,580
Financials	16.8	3,288,773
Health Care	16.5	3,221,249
Industrials	17.4	3,402,371
Information Technology	18.6	3,624,510
Materials	3.6	698,583
	100.0%	$19,543,470

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.1%
Australia: 11.0%
Brambles Ltd. #	95,421	$819,772
Computershare Ltd. #	62,598	794,225
Crown Resorts Ltd. # * †	95,421	852,632
Link Administration Holdings Ltd. #	366,449	1,387,235
Pendal Group Ltd. #	149,578	904,588
Perpetual Ltd. #	27,910	838,962
Telstra Corp. Ltd. #	562,578	1,588,381
Westpac Banking Corp. #	36,235	701,960
		7,887,755
Belgium: 2.1%
Anheuser-Busch InBev SA/NV #	20,843	1,502,738
China: 13.5%
Alibaba Group Holding Ltd. (HKD) # *	24,100	683,191
Anhui Conch Cement Co. Ltd. #	92,000	584,302
Bank of China Ltd. (HKD) #	2,025,000	726,956
BOC Hong Kong Holdings Ltd. (HKD) #	402,500	1,363,925
China East Education Holdings Ltd. (HKD) 144A # †	348,500	547,110
China Education Group Holdings Ltd. (HKD) # †	311,000	693,550
China Gas Holdings Ltd. (HKD) #	182,600	556,143
China Resources Pharmaceutical Group Ltd. (HKD) 144A #	1,074,500	669,020
China Yuhua Education Corp. Ltd. (HKD) 144A #	890,000	806,462
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD) #	376,200	821,426
Tencent Holdings Ltd. (HKD) #	9,600	722,663
Yum China Holdings, Inc. (USD)	12,035	797,319
Yutong Bus Co. Ltd. #	360,120	695,449
		9,667,516
Denmark: 1.9%
Danske Bank A/S #	77,660	1,367,817
France: 6.1%
Dassault Aviation SA #	1,244	1,465,598
Sanofi #	14,366	1,509,520
Thales SA #	7,082	723,709
Ubisoft Entertainment SA # *	9,600	670,815
		4,369,642
Germany: 6.1%
Bayerische Motoren
Werke AG #	13,869	1,470,516
Continental AG #	9,831	1,446,532
Fresenius SE & Co. KGaA #	13,492	704,235
Just Eat Takeaway.com NV 144A # * †	7,651	707,681
		4,328,964
Hong Kong: 2.0%
Sun Hung Kai Properties Ltd. #	96,000	1,426,462
Italy: 1.9%
Leonardo SpA # *	84,532	684,066
Telecom Italia SpA #	1,344,317	668,974
		1,353,040
Japan: 6.7%
Calbee, Inc. #	27,000	623,733
KDDI Corp. #	44,900	1,400,213
Kirin Holdings Co. Ltd. # †	36,200	707,141
MEIJI Holdings Co. Ltd. #	11,100	665,796
Murata Manufacturing Co. Ltd. #	9,800	747,220
Takeda Pharmaceutical Co. Ltd. #	18,600	624,817
		4,768,920
Luxembourg: 1.9%
Millicom International Cellular SA (SEK) (SDR) # *	17,256	684,201
Samsonite International SA (HKD) 144A # *	314,100	642,153
		1,326,354
Macao: 0.8%
SJM Holdings Ltd. (HKD) # *	549,000	599,153
Mexico: 1.0%
America Movil SAB de CV	933,000	702,895
Netherlands: 5.2%
ABN AMRO Bank NV 144A # *	56,753	687,784
ING Groep NV #	114,546	1,520,717
Koninklijke KPN NV #	231,357	723,696
Royal Dutch Shell Plc (GBP) #	37,548	751,750
		3,683,947
Singapore: 2.1%
CapitaLand Ltd. #	266,200	735,579
Singapore Technologies Engineering Ltd. #	253,900	732,881
		1,468,460
South Korea: 2.3%
SK Telecom Co. Ltd. #	5,771	1,640,016
Spain: 3.1%
Banco Bilbao Vizcaya Argentaria SA # *	130,802	811,465
Banco Santander SA # *	180,515	690,567
Telefonica SA # *	153,849	718,178
		2,220,210
Sweden: 3.1%
Svenska Handelsbanken AB #	66,359	749,578
Swedbank AB #	79,538	1,481,783
		2,231,361
Switzerland: 4.0%
Credit Suisse Group AG #	124,632	1,305,909
Roche Holding AG #	2,199	829,473
Zurich Insurance Group AG #	1,796	722,093
		2,857,475
Taiwan: 4.3%
Taiwan Semiconductor Manufacturing Co.Ltd. #	70,000	1,507,662
Win Semiconductors Corp. # *	117,000	1,575,039
		3,082,701
United Kingdom: 14.3%
ConvaTec Group Plc 144A	271,637	902,859
HSBC Holdings Plc #	120,178	692,680
Imperial Brands Plc #	68,522	1,475,545
Lloyds Banking Group Plc #	1,091,528	705,117
Meggitt Plc # *	104,672	667,751
Schroders Plc #	15,031	730,037
Smiths Group Plc #	35,424	779,129
Swire Properties Ltd. (HKD) #	487,000	1,450,326
Vodafone Group Plc #	802,781	1,343,684
WPP Plc #	108,565	1,465,604
		10,212,732
United States: 3.7%
MGM China Holdings Ltd. (HKD) # * †	883,600	1,337,088
Sands China Ltd. (HKD) # *	313,200	1,318,046
		2,655,134
Total Common Stocks (Cost: $64,460,234)		69,353,292
PREFERRED SECURITIES: 2.9%
Singapore: 2.9%
CapitaLand Integrated Commercial Trust, 0.00% #	907,100	1,412,806
Keppel DC REIT, 0.00% #	359,800	667,103
Total Preferred Securities (Cost: $2,168,608)		2,079,909
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $66,628,842)		71,433,201
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $215,188)
Money Market Fund: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	215,188	215,188
Total Investments: 100.3% (Cost: $66,844,030)		71,648,389
Liabilities in excess of other assets: (0.3)%		(216,386)
NET ASSETS: 100.0%		$71,432,003

Definitions:

GBP	British Pound
HKD	Hong Kong Dollar
SDR	SDR Swedish Depositary Receipt
SEK	Sweden Krona
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $69,030,127 which represents 96.6% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $4,160,242.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,963,069, or 6.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	17.3%	$12,329,322
Consumer Discretionary	16.6	11,901,431
Consumer Staples	7.0	4,974,953
Energy	3.2	2,272,467
Financials	20.3	14,481,222
Health Care	8.5	6,061,351
Industrials	9.1	6,568,354
Information Technology	8.4	6,011,381
Materials	0.8	584,302
Real Estate	8.0	5,692,275
Utilities	0.8	556,143
	100.0%	$71,433,201

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.5%
Wells Fargo & Co.	3,476,985	$157,472,651
Capital Goods: 13.6%
Boeing Co. *	589,385	141,193,071
Emerson Electric Co.	804,614	77,436,051
General Dynamics Corp.	803,015	151,175,604
Lockheed Martin Corp.	400,012	151,344,540
Masco Corp.	1,321,045	77,822,761
Northrop Grumman Corp.	230,681	83,836,396
Raytheon Technologies Corp.	908,632	77,515,396
Roper Technologies, Inc.	180,252	84,754,490
		845,078,309
Consumer Durables & Apparel: 1.4%
Polaris, Inc.	623,279	85,364,292
Consumer Services: 2.5%
McDonald’s Corp.	333,360	77,002,827
Yum! Brands, Inc.	659,509	75,863,320
		152,866,147
Diversified Financials: 5.2%
Berkshire Hathaway, Inc. *	551,063	153,151,429
BlackRock, Inc.	97,582	85,381,322
Intercontinental Exchange, Inc.	696,098	82,626,833
		321,159,584
Energy: 2.6%
Cheniere Energy, Inc. *	1,873,821	162,535,234
Food, Beverage & Tobacco: 10.8%
Altria Group, Inc.	2,954,846	140,887,057
Constellation Brands, Inc.	629,401	147,210,600
Kellogg Co.	2,361,634	151,923,915
Philip Morris International, Inc.	1,595,299	158,110,084
The Coca-Cola Co.	1,390,802	75,256,296
		673,387,952
Health Care Equipment & Services: 8.7%
Cerner Corp.	1,953,750	152,705,100
Medtronic Plc	1,237,308	153,587,042
Veeva Systems, Inc. *	273,522	85,051,666
Zimmer Biomet Holdings, Inc.	932,246	149,923,802
		541,267,610
Materials: 4.4%
Compass Minerals International, Inc. ‡	2,242,148	132,869,690
Corteva, Inc.	3,208,888	142,314,183
		275,183,873
Media & Entertainment: 6.6%
Alphabet, Inc. *	67,172	164,019,918
Comcast Corp.	1,371,529	78,204,584
Facebook, Inc. *	479,071	166,577,777
		408,802,279
Pharmaceuticals, Biotechnology & Life Sciences: 13.8%
Biogen, Inc. *	456,216	157,973,914
Bristol-Myers Squibb Co.	2,315,417	154,716,164
Gilead Sciences, Inc.	2,228,554	153,458,228
Merck & Co., Inc.	1,960,767	152,488,850
Pfizer, Inc.	3,942,208	154,376,865
Thermo Fisher Scientific, Inc.	172,159	86,849,051
		859,863,072
Retailing: 2.6%
Amazon.com, Inc. *	46,673	160,562,588
Semiconductors & Semiconductor Equipment: 2.2%
Intel Corp.	2,470,409	138,688,761
Software & Services: 20.7%
Adobe, Inc. *	161,269	94,445,577
Aspen Technology, Inc. *	1,036,721	142,590,606
Blackbaud, Inc. *	2,042,060	156,360,534
Guidewire Software, Inc. *	1,415,781	159,586,834
Microsoft Corp.	613,374	166,163,017
Salesforce.com, Inc. *	662,361	161,794,922
ServiceNow, Inc. *	317,264	174,352,431
The Western Union Co.	3,065,635	70,417,636
Tyler Technologies, Inc. *	354,854	160,525,304
		1,286,236,861
Utilities: 2.3%
Dominion Energy, Inc.	1,979,351	145,620,853
Total Common Stocks (Cost: $5,423,895,406)		6,214,090,066
Total Investments: 99.9% (Cost: $5,423,895,406)		6,214,090,066
Other assets less liabilities: 0.1%		5,933,903
NET ASSETS: 100.0%		$6,220,023,969

Footnotes:

*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.6%	$408,802,279
Consumer Discretionary	6.5	398,793,027
Consumer Staples	10.8	673,387,952
Energy	2.6	162,535,234
Financials	7.7	478,632,235
Health Care	22.5	1,401,130,682
Industrials	13.6	845,078,309
Information Technology	22.9	1,424,925,622
Materials	4.4	275,183,873
Utilities	2.4	145,620,853
	100.0%	$6,214,090,066

Transactions in securities of affiliates for the period ended June 30, 2021:

							Net Change in
							Unrealized
	Value			Sales	Realized Gain	Dividend	Appreciation	Value
	9/30/2020		Purchases	Proceeds	(Loss)	Income	(Depreciation)	6/30/2021

Compass Minerals International, Inc.	$—	(a)	$86,387,764	$(43,695,164)	$(1,686,087)	$3,961,379	$(4,297,711)	$132,869,690

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

VANECK VECTORS PHARMACEUTICALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Denmark: 5.0%
Novo Nordisk A/S (ADR)	141,520	$11,855,130
France: 5.0%
Sanofi (ADR)	223,864	11,788,678
Ireland: 0.6%
Amarin Corp. Plc (ADR) *†	322,457	1,412,362
Israel: 3.6%
Teva Pharmaceutical Industries Ltd. (ADR) *	847,086	8,386,151
Japan: 4.4%
Takeda Pharmaceutical Co. Ltd. (ADR) †	622,965	10,484,501
Switzerland: 5.0%
Novartis AG (ADR)	128,110	11,688,757
United Kingdom: 9.7%
AstraZeneca Plc (ADR) †	205,131	12,287,347
GlaxoSmithKline Plc (ADR) †	268,874	10,706,563
		22,993,910
United States: 66.4%
AbbVie, Inc.	103,646	11,674,685
AmerisourceBergen Corp.	90,579	10,370,390
Bausch Health Cos, Inc. *	245,529	7,198,910
Bristol-Myers Squibb Co.	180,666	12,072,102
Catalent, Inc. *	94,255	10,190,850
Elanco Animal Health, Inc. *	240,952	8,358,625
Eli Lilly & Co.	52,281	11,999,535
Jazz Pharmaceuticals Plc *	39,063	6,939,151
Johnson & Johnson	71,354	11,754,858
McKesson Corp.	55,807	10,672,531
Merck & Co., Inc.	159,583	12,410,770
Organon & Co. *	186,754	5,651,176
Patterson Cos, Inc.	44,135	1,341,263
Perrigo Co. Plc	79,762	3,657,088
Pfizer, Inc.	296,799	11,622,649
Viatris, Inc.	688,285	9,835,593
Zoetis, Inc.	60,184	11,215,890
		156,966,066
Total Common Stocks (Cost: $240,285,662)		235,575,555
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.6% (Cost: $13,215,405)
Money Market Fund: 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio	13,215,405	13,215,405
Total Investments: 105.3% (Cost: $253,501,067)		248,790,960
Liabilities in excess of other assets: (5.3)%		(12,421,622)
NET ASSETS: 100.0%		$236,369,338

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $28,039,282.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.6%	$13,087,048
Health Care Distributors	9.5	22,384,183
Pharmaceuticals	84.9	200,104,324
	100.0%	$235,575,555

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 4.8%
JD.com, Inc. (ADR) *	154,832	$12,357,142
United States: 95.2%
Amazon.com, Inc. *	15,235	52,410,838
AmerisourceBergen Corp.	28,137	3,221,405
AutoZone, Inc. *	4,256	6,350,888
Best Buy Co., Inc.	38,011	4,370,505
Cardinal Health, Inc.	48,702	2,780,397
Costco Wholesale Corp.	32,890	13,013,586
CVS Health Corp.	132,396	11,047,122
Dollar General Corp.	41,277	8,931,930
Dollar Tree, Inc. *	43,734	4,351,533
Gap, Inc.	64,249	2,161,979
Home Depot, Inc.	94,035	29,986,821
Kroger Co.	132,303	5,068,528
L Brands, Inc.	33,735	2,430,944
Lowe’s Cos, Inc.	65,565	12,717,643
Lululemon Athletica, Inc. *	15,515	5,662,510
McKesson Corp.	26,915	5,147,225
O’Reilly Automotive, Inc. *	13,634	7,719,707
Ross Stores, Inc.	58,301	7,229,324
Sysco Corp.	92,927	7,225,074
Target Corp.	48,491	11,722,215
TJX Cos, Inc.	172,951	11,660,357
Walgreens Boots Alliance, Inc.	129,189	6,796,633
Walmart, Inc.	151,610	21,380,042
Wayfair, Inc. * †	8,568	2,705,003
		246,092,209
Total Common Stocks (Cost: $236,258,752)		258,449,351
Total Investments: 100.0% (Cost: $236,258,752)		258,449,351
Liabilities in excess of other assets: 0.0%		(101,458)
NET ASSETS: 100.0%		$258,347,893

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,569,564.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	70.7%	$182,769,338
Consumer Staples	20.7	53,483,864
Health Care	8.6	22,196,149
	100.0%	$258,449,351

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 2.5%
Marvell Technology, Inc. (USD)	2,459,529	$143,464,327
Netherlands: 9.4%
ASML Holding N.V. (USD)	474,978	328,133,802
NXP Semiconductors N.V. (USD)	998,824	205,478,073
		533,611,875
Switzerland: 1.8%
STMicroelectronics N.V. (USD) †	2,876,319	104,640,485
Taiwan: 14.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,710,842	806,374,775
United States: 72.2%
Advanced Micro Devices, Inc. *	3,040,142	285,560,538
Analog Devices, Inc.	1,431,389	246,427,930
Applied Materials, Inc.	1,805,351	257,081,982
Broadcom, Inc.	582,197	277,614,818
Cadence Design Systems, Inc. *	979,141	133,966,072
Intel Corp.	4,987,717	280,010,432
KLA Corp.	539,356	174,864,609
Lam Research Corp.	383,365	249,455,606
Maxim Integrated Products, Inc.	902,627	95,100,781
Microchip Technology, Inc.	1,061,541	158,955,149
Micron Technology, Inc. *	3,090,378	262,620,322
NVIDIA Corp.	714,556	571,716,256
ON Semiconductor Corp. *	1,635,101	62,591,666
Qorvo, Inc. *	471,893	92,325,865
QUALCOMM, Inc.	2,032,505	290,505,940
Skyworks Solutions, Inc.	683,427	131,047,127
Teradyne, Inc.	688,281	92,202,123
Texas Instruments, Inc.	1,448,636	278,572,703
Universal Display Corp.	190,262	42,300,950
Xilinx, Inc.	1,017,694	147,199,260
		4,130,120,129
Total Common Stocks (Cost: $5,391,082,632)		5,718,211,591
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $15,125,259)
Money Market Fund: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	15,125,259	15,125,259
Total Investments: 100.3% (Cost: $5,406,207,891)		5,733,336,850
Liabilities in excess of other assets: (0.3)%		(15,362,179)
NET ASSETS: 100.0%		$5,717,974,671

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $43,683,176.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	2.3%	$133,966,072
Semiconductor Equipment	19.3	1,101,738,122
Semiconductors	78.4	4,482,507,397
	100.0%	$5,718,211,591

VANECK VECTORS SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Automobiles & Components: 6.4%
Ford Motor Co. *	474,494	$7,050,981
General Motors Co. *	22,525	1,332,804
Tesla, Inc. *	11,736	7,976,959
		16,360,744
Banks: 4.6%
Bank of America Corp.	34,598	1,426,476
Citigroup, Inc.	20,074	1,420,236
JPMorgan Chase & Co.	11,753	1,828,062
Rocket Cos, Inc.	347,435	6,722,867
		11,397,641
Capital Goods: 10.9%
Boeing Co. *	24,654	5,906,112
General Electric Co.	167,347	2,252,491
Nikola Corp. *	221,494	4,000,182
Plug Power, Inc. *	177,204	6,058,605
Virgin Galactic Holdings, Inc. *	202,476	9,313,895
		27,531,285
Consumer Durables & Apparel: 1.9%
NIKE, Inc.	7,588	1,172,270
Peloton Interactive, Inc. *	27,389	3,396,784
		4,569,054
Consumer Services: 5.7%
Carnival Corp. *	73,418	1,935,298
Chipotle Mexican Grill, Inc. *	2,323	3,601,440
DraftKings, Inc. * †	99,397	5,185,541
McDonald’s Corp.	9,984	2,306,204
Penn National Gaming, Inc. *	16,614	1,270,805
		14,299,288
Diversified Financials: 1.3%
Goldman Sachs Group, Inc.	5,736	2,176,984
Morgan Stanley	11,326	1,038,481
		3,215,465
Energy: 1.7%
Exxon Mobil Corp.	43,531	2,745,935
Occidental Petroleum Corp.	46,127	1,442,391
		4,188,326
Food & Staples Retailing: 1.5%
Walmart, Inc.	25,902	3,652,700
Food, Beverage & Tobacco: 2.3%
Beyond Meat, Inc. *	24,844	3,912,682
Philip Morris International, Inc.	16,751	1,660,192
		5,572,874
Health Care Equipment & Services: 0.5%
Teladoc Health, Inc. * †	7,674	1,276,109
Materials: 3.9%
Barrick Gold Corp. (USD)	140,160	2,898,509
Cleveland-Cliffs, Inc. * †	215,244	4,640,661
United States Steel Corp.	81,082	1,945,968
		9,485,138
Media & Entertainment: 13.9%
Alphabet, Inc. *	1,214	2,964,333
Discovery, Inc. *	75,612	2,319,776
Facebook, Inc. *	15,141	5,264,677
Netflix, Inc. *	5,110	2,699,153
Pinterest, Inc. *	21,099	1,665,766
Roku, Inc. *	7,914	3,634,505
Snap, Inc. *	30,347	2,067,845
Twitter, Inc. *	73,530	5,059,599
ViacomCBS, Inc.	122,628	5,542,786
Walt Disney Co. *	19,460	3,420,484
		34,638,924
Pharmaceuticals, Biotechnology & Life Sciences: 5.4%
Biogen, Inc. *	11,620	4,023,657
Moderna, Inc. *	11,046	2,595,589
Novavax, Inc. *	25,609	5,437,047
Pfizer, Inc.	40,316	1,578,775
		13,635,068
Retailing: 9.0%
Amazon.com, Inc. *	2,132	7,334,421
Chewy, Inc. * †	19,501	1,554,425
Etsy, Inc. *	6,281	1,292,881
GameStop Corp. * †	32,472	6,953,554
Home Depot, Inc.	3,943	1,257,383
Macy’s, Inc. *	70,095	1,329,001
RH *	1,783	1,210,657
Target Corp.	7,581	1,832,631
		22,764,953
Semiconductors & Semiconductor Equipment: 8.1%
Advanced Micro Devices, Inc. *	87,753	8,242,640
Enphase Energy, Inc. *	6,947	1,275,678
Intel Corp.	25,839	1,450,601
Micron Technology, Inc. *	18,004	1,529,980
NVIDIA Corp.	10,290	8,233,029
		20,731,928
Software & Services: 15.0%
Crowdstrike Holdings, Inc. *	7,530	1,892,364
Digital Turbine, Inc. *	30,747	2,337,694
DocuSign, Inc. *	5,552	1,552,173
Fastly, Inc. * †	42,702	2,545,039
Microsoft Corp.	11,733	3,178,470
Palantir Technologies, Inc. *	296,491	7,815,502
Salesforce.com, Inc. *	8,282	2,023,044
Shopify, Inc. (USD) *	1,458	2,130,109
Snowflake, Inc. *	11,224	2,713,963
Square, Inc. *	18,822	4,588,804
Trade Desk, Inc. *	21,790	1,685,674
Unity Software, Inc. * †	20,990	2,305,332
Zoom Video Communications, Inc. *	7,679	2,972,003
		37,740,171
Technology Hardware & Equipment: 3.1%
Apple, Inc.	56,749	7,772,343
Telecommunication Services: 1.9%
AT&T, Inc.	163,034	4,692,119
Transportation: 2.7%
American Airlines Group, Inc. *	65,705	1,393,603
Delta Air Lines, Inc. *	91,705	3,967,158
Uber Technologies, Inc. *	25,950	1,300,614
		6,661,375
Total Common Stocks (Cost: $232,301,721)		250,185,505
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $7,807,390)
Money Market Fund: 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio	7,807,390	7,807,390
Total Investments: 102.9% (Cost: $240,109,111)		257,992,895
Liabilities in excess of other assets: (2.9)%		(7,369,512)
NET ASSETS: 100.0%		$250,623,383

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,338,005.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.7%	$39,331,043
Consumer Discretionary	23.1	57,994,040
Consumer Staples	3.7	9,225,573
Energy	1.7	4,188,327
Financials	5.9	14,613,105
Health Care	5.9	14,911,178
Industrials	13.7	34,192,660
Information Technology	26.5	66,244,442
Materials	3.8	9,485,137
	100.0%	$250,185,505

VANECK VECTORS VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
China: 19.5%
Bilibili, Inc. (ADR) *	339,304	$41,340,799
Kingsoft Corp. Ltd. (HKD) # †	2,286,000	13,687,884
NetEase, Inc. (ADR)	365,794	42,157,759
Tencent Holdings Ltd. (HKD) #	830,900	62,548,029
		159,734,471
France: 1.7%
Ubisoft Entertainment SA # *	205,727	14,375,487
Japan: 18.0%
Bandai Namco Holdings, Inc. #	497,300	34,450,379
Capcom Co. Ltd. #	492,100	14,397,009
Konami Holdings Corp. # †	265,000	15,885,830
Nexon Co. Ltd. # †	1,399,200	31,167,974
Nintendo Co. Ltd. #	78,700	45,584,636
Square Enix Holdings Co. Ltd. #	126,100	6,233,323
		147,719,151
Poland: 1.3%
CD Projekt SA # †	213,513	10,389,152
South Korea: 4.6%
NCSoft Corp. #	41,213	29,987,505
Netmarble Corp. 144A #	65,063	7,735,402
		37,722,907
Sweden: 3.2%
Embracer Group AB # *	707,127	19,132,856
Stillfront Group AB # *	773,828	7,444,563
		26,577,419
Taiwan: 8.3%
Micro-Star International Co. Ltd. #	2,404,000	13,580,835
Sea Ltd. (ADR) *	199,410	54,757,986
		68,338,821
United States: 43.2%
Activision Blizzard, Inc.	459,856	43,888,657
Advanced Micro Devices, Inc. *	706,556	66,366,805
Electronic Arts, Inc.	249,067	35,823,307
NVIDIA Corp.	92,992	74,402,899
ROBLOX Corp. *	398,934	35,896,081
Take-Two Interactive Software, Inc. *	197,826	35,019,158
Unity Software, Inc. * †	368,123	40,430,949
Zynga, Inc. *	2,175,743	23,128,148
		354,956,004
Total Common Stocks (Cost: $631,350,071)		819,813,412
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $21,004,378)
Money Market Fund: 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	21,004,378	21,004,378
Total Investments: 102.4% (Cost: $652,354,449)		840,817,790
Liabilities in excess of other assets: (2.4)%		(19,970,212)
NET ASSETS: 100.0%		$820,847,578

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $54,294,583.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $326,600,864 which represents 39.8% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $7,735,402, or 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	70.4%	$576,893,661
Consumer Discretionary	4.2	34,450,379
Information Technology	25.4	208,469,372
	100.0%	$819,813,412